SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]
11.	SUPPLEMENTAL CASH FLOW INFORMATION

For the year ended December 31,	2017	2016
	$	$
Increase in other assets	(47,474)	(35,945)
Decrease in accrued interest balance	39,993	16,162
Decrease in accounts payable and accrued liabilities related to operations	(103,063)	(28,330)

CHANGE IN NON-CASH WORKING CAPITAL ITEMS	(110,544)	(48,113)